Disclosures about Fair Values of Financial Instruments - Summary of Activity Related to the Contingent Consideration (Detail) - Landshire [Member] - Level 3 [Member] $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Business Combination, Contingent Consideration, Liability [Abstract]
Balance, beginning of period	$ 19,628
Accruals	247
Payments, net	(10,000)
Balance, end of period	$ 9,875